Interbank deposits and securities purchased under agreements to resell	12 Months Ended
Dec. 31, 2017
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Interbank deposits and securities purchased under agreements to resell

Note 6 - Interbank deposits and securities purchased under agreements to resell

	12/31/2017			12/31/2016
	Current	Non- current	Total	Current	Non-current	Total
Interbank deposits (2)	28,039	1,014	29,053	21,503	1,189	22,692
Securities purchased under agreements to resell (1)	244,511	196	244,707	264,740	311	265,051

Total	272,550	1,210	273,760	286,243	1,500	287,743

(1)	The amounts of R$ 3,664 (R$ 4,329 at 12/31/2016) are pledged in guarantee of operations on B3 S.A.—Brasil, Bolsa, Balcão (B3) and Central Bank and the amounts of R$ 185,305 (R$ 178,070 at 12/31/2016) are pledged in guarantee of repurchase agreement transactions, in conformity with the policies described in Note 2.4d.
(2)	Includes R$ 6,689 related to Compulsory Deposits with Central Banks of other countries.